Emerging Markets Growth Fund, Inc. 333 South Hope Street Los Angeles, California 90071-1406

August 5, 2014

VIA EDGAR

Office of Disclosure

Division of Investment Management

United States Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Re:	Emerging Markets Growth Fund, Inc. (the “Registrant”)
Registration Nos. 333-74995 and 811-0469

Preliminary Proxy Materials for October 22, 2014 Meeting of Shareholders

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the preliminary Notice of Meeting, Proxy Statement, and Form of Proxy to be mailed to all shareholders of the Fund in connection with the solicitation of proxies for the above captioned meeting.  The meeting of shareholders has been called for the purposes of voting on proposals to eliminate two fundamental policies to allow the conversion of the Fund to an open-end, daily-valued fund; to approve updates to certain fundamental investment policies of the fund; and to eliminate certain other fundamental investment policies.

No fees are required in connection with this filing.  Please call the undersigned at (213) 486-9516 if you have any questions.

Sincerely,

Laurie D. Neat

Secretary